Related Party Transaction and Balance	6 Months Ended
Sep. 30, 2025
Related Party Transaction and Balance [Abstract]
Related Party Transaction and Balance

13. Related Party Transaction and Balance

a. Nature of relationships with related parties

Name	Relationship with the Company
Mr. Huaixi Yang	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board.
Ms. Yung Yung Lo	Chief Financial Officer of the Company
LCM Holdings, Inc. (“LCM”)	Owning 9.8% equity interest in LCM

b. Related parties transactions

	Nature	For the Six Months Ended September 30,
	Nature	2025	2024
Mr. Huaixi Yang	Gross commission income	$8,197	$-
Mr. Huaixi Yang	Handling income	$39	$-
Mr. Huaixi Yang	Interest income	$25,222	$-

In connection with the Company’s loan business, the Company disbursed loans to LCM for a fixed period and charged interests from the customers. The principal and interest are repayable upon the maturity of the loans. For the six months ended September 30, 2025 and 2024, the Company recognized interest income of $121,644 and $nil from the loan business with LCM, respectively.

On July 24, 2025, the Company, through ZYNL, closed an acquisition of 100% equity interest in ZYFSL for cash consideration of HK$500,000 (approximately $64,100). The Seller of ZYFSL is a company incorporated under the laws of Hong Kong, of which Mr. Huaixi Yang and Ms. Yung Yung Lo hold 71.50% and 8.30% equity interest, respectively.

c. Balance with related parties

		As of
	Nature	September 30, 2025	March 31, 2025

LCM (a)	Loans receivable – a related party	$2,621,644	$-
Mr. Huaixi Yang	Payable due to customers – a related party	$70,535	$880,336

(a)	As of September 30, 2025, the loans receivables were comprised of principal of $2,500,000 and interest of $121,644, respectively.